T- REX 2X LONG CIFR DAILY TARGET ETF
Schedule of Investments						January 31, 2026

					Shares		Value
MONEY MARKET FUND - 2.95%
First American Treasury Obligations Fund - Institutional Class 3.60% (A)					243,996		$243,996
(Cost: $243,996)
TOTAL INVESTMENTS - 2.95%							243,996
(Cost: $243,996)

Other Assets, Net of Liabilities -97.05%(B)							8,017,799
TOTAL NET ASSETS - 100.00%							$8,261,795

TOTAL RETURN SWAP CONTRACTS

		Pay/Receive
Counterparty	Reference Entity/ Obligation	Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Cipher Mining Inc.	Receive	OBFR01(C)+1300bps	Monthly	12/7/2027	$16,570,263	$(449,750)
TOTAL RETURN SWAP CONTRACTS						$16,570,263	$(449,750)

(A) Effective 7 day yield as of January 31, 2026 .
(B) Includes cash which is being held as collateral for total return swap contracts.
(C) OBFR01 - Overnight Bank Funding Rate, 3.63% as of January 31, 2026 .

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026 :

		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Money Market Fund	$243,996	$-	$-	$243,996
	$243,996	$-	$-	$243,996

Liabilities
Net Unrealized Depreciation of
Total Return Swap Contracts	$-	$(449,750)	$-	$(449,750)
	$-	$(449,750)	$-	$(449,750)